Operational Ratios (Details 1) R$ in Thousands		Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)
Financial Conglomerate [Abstract]
Tier I Regulatory Capital	[1]	R$ 61,476,715	R$ 56,386,001	R$ 56,264,021
Principal Capital	[1]	56,581,518	52,196,893	52,136,837
Supplementary capital	[1]	4,895,197	4,189,108	4,127,184
Tier II Regulatory Capital	[1]	4,887,175	4,250,447	4,280,864
Regulatory Capital (Tier I and II)	[1]	66,363,890	60,636,448	60,544,885
Required Regulatory Capital	[1]	440,562,919	383,132,693	36,669,570
Portion of Credit Risk	[1]	358,955,592	324,696,458	31,309,944
Market Risk Portions	[1],[2]	39,231,773	25,857,109	2,388,626
Operational Risk Portion	[1],[3]	R$ 42,375,554	R$ 32,579,126	R$ 2,971,000
Basel I Ratio	[1]	13.95	14.72	15.15
Basel Principal Capital	[1]	12.84	13.62	14.04
Basel	[1]	15.06	15.83	16.30

[1]	Amounts calculated based on the consolidated information provided by the Consolidated Prudential.
[2]	To calculate the capital allocation for credit risk were considered modifications and inclusions of Bacen Circular 3,714 of August 20, 2014, Bacen Circular 3,770 of October 29,2015, which amending Circular 3,644 of March 4, 2013.
[3]	Includes portions for market risk exposures subject to variations in rates of foreign currency coupons (PJUR2), price indexes (PJUR3) and interest rate (PJUR1/PJUR4), the price of commodities (PCOM), the price of shares classified as trading portfolios (PACS), and portions for gold exposure and foreign currency transactions subject to foreign exchange (PCAM).